Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,105,000
Previously Paid Amount	0.00
Total Fee Amount	169.18
Total Offset Amount	0.00
Net Fee	169.18
Narrative - Max Aggregate Offering Price	$ 1,105,000
Final Prospectus	true